Segment Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2026 CAD ($) Segment	Sep. 30, 2025 CAD ($)
Segment Information [Line Items]
Number of operating segments | Segment			2
Revenue	$ 80,631	$ 101,060	$ 247,184	$ 323,915
Equipment sales	758	335	4,710	1,687
Broadcast [Member]
Segment Information [Line Items]
Revenue	$ 35,991	48,615	$ 107,595	154,897
Equipment sales		$ 1		$ 1
Two Significant Customers [Member]
Segment Information [Line Items]
Revenue percentage	10.00%	10.00%	10.00%	10.00%
Revenue			$ 112,900	$ 159,400
One Significant Customers [Member]
Segment Information [Line Items]
Revenue	$ 37,200	$ 50,200